NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
3,363,930 shares (cost $30,375,162)	$31,033,262
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
722,324 shares (cost $5,590,530)	6,124,008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
1,589,980 shares (cost $8,506,494)	8,744,253
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
1,500,997 shares (cost $14,901,460)	14,937,619
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
640,307 shares (cost $4,273,847)	3,818,404
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
258,446 shares (cost $1,459,108)	1,359,116
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
1,052,342 shares (cost $6,692,394)	6,048,757
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2,023,172 shares (cost $16,642,077)	18,771,189
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2,606,170 shares (cost $8,353,317)	8,599,578
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
787,095 shares (cost $5,863,184)	5,896,447
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
276,360 shares (cost $5,076,186)	4,250,577
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
66,776 shares (cost $1,146,422)	1,048,400
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
412,785 shares (cost $2,605,550)	2,727,682
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2,120,921 shares (cost $2,120,921)	2,120,921
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
163,677 shares (cost $793,006)	735,581
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
79,739 shares (cost $342,427)	369,145
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
8,216 shares (cost $35,728)	41,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
144,043 shares (cost $635,808)	$686,062
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
125,844 shares (cost $531,024)	604,617
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
20,326 shares (cost $86,623)	100,436
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
345,327 shares (cost $2,245,885)	1,774,220
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
961,880 shares (cost $13,997,977)	14,713,308
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,245,474 shares (cost $10,940,603)	10,178,764
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
179,048 shares (cost $2,447,512)	2,378,646
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
1,434,437 shares (cost $8,303,181)	7,379,604

Total Investments	154,441,838
Total Assets	154,441,838

Accounts Payable	73

$154,441,765

Contract Owners’ Equity:
Accumulation units	154,441,765

Total Contract Owners’ Equity (note 8)	$154,441,765

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Reinvested dividends	$1,876,280	96,957	110,919	335,132	128,409	32,290	-	-

Net investment income (loss)	1,876,280	96,957	110,919	335,132	128,409	32,290	-	-

Realized gain (loss) on investments	(559,726)	407,775	84,730	(83,728)	(59,244)	(64,960)	(176,541)	(394,602)
Change in unrealized gain (loss) on investments	28,147,942	2,853,135	483,508	345,485	2,817,049	620,385	524,448	2,734,764

Net gain (loss) on investments	27,588,216	3,260,910	568,238	261,757	2,757,805	555,425	347,907	2,340,162

Reinvested capital gains	4,075,381	2,620,420	31,930	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,539,877	5,978,287	711,087	596,889	2,886,214	587,715	347,907	2,340,162

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$61,157	637,205	75,122	118,845	-	-	34,235	38,364

Net investment income (loss)	61,157	637,205	75,122	118,845	-	-	34,235	38,364

Realized gain (loss) on investments	206,739	(83,435)	115,596	(241,991)	(52,461)	(48,842)	-	(26,516)
Change in unrealized gain (loss) on investments	3,313,806	2,119,596	1,036,511	1,066,162	341,947	881,307	-	45,923

Net gain (loss) on investments	3,520,545	2,036,161	1,152,107	824,171	289,486	832,465	-	19,407

Reinvested capital gains	451,970	-	-	191,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,033,672	2,673,366	1,227,229	1,134,165	289,486	832,465	34,235	57,771

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

Reinvested dividends	$539	31	400	1,069	113	42,437	-	35,295

Net investment income (loss)	539	31	400	1,069	113	42,437	-	35,295

Realized gain (loss) on investments	8,655	(1,265)	(1,922)	(22,006)	495	(295,346)	282,083	60,756
Change in unrealized gain (loss) on investments	28,653	5,716	62,095	103,469	13,625	597,434	3,440,216	2,519,387

Net gain (loss) on investments	37,308	4,451	60,173	81,463	14,120	302,088	3,722,299	2,580,143

Reinvested capital gains	1,228	55	739	1,916	240	-	775,734	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,075	4,537	61,312	84,448	14,473	344,525	4,498,033	2,615,438

Investment Activity:	WRSCV	WRVP

Reinvested dividends	$-	127,761

Net investment income (loss)	-	127,761

Realized gain (loss) on investments	(148,747)	(24,949)
Change in unrealized gain (loss) on investments	701,666	1,491,655

Net gain (loss) on investments	552,919	1,466,706

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$552,919	1,594,467

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		WRASP		WRBP		WRBDP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,876,280	435,176	96,957	125,852	110,919	6,847	335,132	7,867
Realized gain (loss) on investments	(559,726)	2,097,336	407,775	881,336	84,730	197,747	(83,728)	(59,549)
Change in unrealized gain (loss) on investments	28,147,942	(60,509,814)	2,853,135	(11,295,970)	483,508	(1,663,098)	345,485	85,229
Reinvested capital gains	4,075,381	4,003,333	2,620,420	2,068,554	31,930	4,778	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,539,877	(53,973,969)	5,978,287	(8,220,228)	711,087	(1,453,726)	596,889	33,547

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,469,747	31,118,849	4,112,101	4,231,559	823,385	867,124	1,126,563	1,156,398
Transfers between funds	-	-	1,589,854	1,214,612	(117,100)	183,536	(288,588)	518,037
Surrenders (note 6)	(7,103,980)	(4,749,467)	(1,123,006)	(655,702)	(213,826)	(275,163)	(382,325)	(227,531)
Death benefits (note 4)	(131,846)	(460,365)	(50,002)	(112,990)	(12,400)	(26,865)	(21,924)	(34,281)
Net policy repayments (loans) (note 5)	(1,624,584)	(1,952,817)	(415,042)	(438,674)	(59,026)	(50,872)	(99,868)	(100,918)
Deductions for surrender charges (note 2d)	(786,068)	(699,475)	(130,308)	(118,779)	(34,444)	(29,406)	(28,775)	(30,453)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,660,606)	(10,578,238)	(2,085,312)	(2,001,708)	(458,687)	(472,256)	(683,109)	(599,371)
Asset charges (note 3)	(637,094)	(681,819)	(123,447)	(127,186)	(27,172)	(29,851)	(39,290)	(36,269)
Adjustments to maintain reserves	899	(901)	33	(9,537)	42	(51)	83	(37)

Net equity transactions	1,526,468	11,995,767	1,774,871	1,981,595	(99,228)	166,196	(417,233)	645,575

Net change in contract owners’ equity	35,066,345	(41,978,202)	7,753,158	(6,238,633)	611,859	(1,287,530)	179,656	679,122
Contract owners’ equity beginning of period	119,375,420	161,353,622	23,280,098	29,518,731	5,512,157	6,799,687	8,564,599	7,885,477

Contract owners’ equity end of period	$154,441,765	119,375,420	31,033,256	23,280,098	6,124,016	5,512,157	8,744,255	8,564,599

CHANGES IN UNITS:
Beginning units	10,882,938	10,059,816	1,194,768	1,124,176	458,921	447,252	587,907	542,976
Units purchased	2,231,559	3,120,447	258,393	252,102	67,793	89,106	77,831	119,095
Units redeemed	(2,159,254)	(2,297,325)	(179,483)	(181,510)	(76,407)	(77,437)	(105,622)	(74,164)

Ending units	10,955,243	10,882,938	1,273,678	1,194,768	450,307	458,921	560,116	587,907

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRCEP		WRDIV		WRENG		WRGNR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$128,409	29,889	32,290	3,429	-	1,353	-	79,590
Realized gain (loss) on investments	(59,244)	92,449	(64,960)	69,702	(176,541)	45,498	(394,602)	41,628
Change in unrealized gain (loss) on investments	2,817,049	(7,105,705)	620,385	(1,676,498)	524,448	(812,148)	2,734,764	(4,480,729)
Reinvested capital gains	-	455,693	-	6,306	-	1,476	-	323,403

Net increase (decrease) in contract owners’ equity resulting from operations	2,886,214	(6,527,674)	587,715	(1,597,061)	347,907	(763,821)	2,340,162	(4,036,108)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,867,829	2,144,138	856,045	918,812	341,433	329,364	1,135,732	1,328,466
Transfers between funds	(396,730)	93,176	(256,451)	709,433	35,073	645,440	493,036	793,300
Surrenders (note 6)	(689,350)	(534,753)	(144,443)	(79,072)	(129,670)	(8,110)	(226,723)	(84,359)
Death benefits (note 4)	(16,374)	(57,696)	(1,964)	(22,715)	-	-	(2,371)	(87)
Net policy repayments (loans) (note 5)	(73,746)	(173,039)	(31,179)	(37,906)	(20,450)	(7,373)	(86,430)	(55,848)
Deductions for surrender charges (note 2d)	(54,126)	(55,953)	(18,611)	(17,590)	(8,940)	(2,403)	(39,718)	(24,744)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(977,272)	(1,049,714)	(321,031)	(319,922)	(128,247)	(117,399)	(451,020)	(448,420)
Asset charges (note 3)	(61,949)	(74,341)	(15,878)	(16,638)	(5,364)	(5,590)	(21,365)	(23,197)
Adjustments to maintain reserves	55	(4,761)	-	(4,768)	11	(32)	37	(4,786)

Net equity transactions	(401,663)	287,057	66,488	1,129,634	83,846	833,897	801,178	1,480,325

Net change in contract owners’ equity	2,484,551	(6,240,617)	654,203	(467,427)	431,753	70,076	3,141,340	(2,555,783)
Contract owners’ equity beginning of period	12,453,089	18,693,706	3,164,192	3,631,619	927,360	857,284	2,907,419	5,463,202

Contract owners’ equity end of period	$14,937,640	12,453,089	3,818,395	3,164,192	1,359,113	927,360	6,048,759	2,907,419

CHANGES IN UNITS:
Beginning units	1,498,057	1,466,892	293,626	215,972	122,135	60,804	339,047	245,536
Units purchased	230,090	250,776	82,283	111,452	41,665	80,198	130,076	135,503
Units redeemed	(279,257)	(219,611)	(75,329)	(33,798)	(36,383)	(18,867)	(62,901)	(41,992)

Ending units	1,448,890	1,498,057	300,580	293,626	127,417	122,135	406,222	339,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGP		WRHIP		WRIP		WRI2P

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$61,157	-	637,205	43,070	75,122	15,889	118,845	20,397
Realized gain (loss) on investments	206,739	370,737	(83,435)	(63,179)	115,596	136,999	(241,991)	(5,795)
Change in unrealized gain (loss) on investments	3,313,806	(9,322,581)	2,119,596	(1,526,949)	1,036,511	(3,382,904)	1,066,162	(1,964,860)
Reinvested capital gains	451,970	210,648	-	-	-	132,478	191,149	81,027

Net increase (decrease) in contract owners’ equity resulting from operations	4,033,672	(8,741,196)	2,673,366	(1,547,058)	1,227,229	(3,097,538)	1,134,165	(1,869,231)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,351,760	2,804,316	1,055,229	1,041,117	1,024,713	1,120,889	708,423	910,102
Transfers between funds	(344,351)	(590,049)	411,176	(15,143)	(87,504)	357,797	23,484	345,603
Surrenders (note 6)	(861,797)	(847,751)	(303,961)	(230,637)	(203,620)	(195,612)	(121,718)	(81,452)
Death benefits (note 4)	(16,855)	(111,260)	(2,445)	(4,053)	(413)	(804)	(143)	(93)
Net policy repayments (loans) (note 5)	(164,986)	(331,791)	(51,820)	(80,134)	(70,278)	(74,312)	(85,224)	(42,123)
Deductions for surrender charges (note 2d)	(104,134)	(105,580)	(46,945)	(31,635)	(35,436)	(30,928)	(17,383)	(16,373)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,208,226)	(1,338,334)	(523,537)	(438,267)	(403,595)	(421,922)	(286,743)	(271,758)
Asset charges (note 3)	(81,684)	(99,175)	(33,835)	(29,619)	(23,321)	(26,727)	(16,014)	(16,072)
Adjustments to maintain reserves	14	(7,055)	66	(63)	5	(7,119)	16	(32)

Net equity transactions	(430,259)	(626,679)	503,928	211,566	200,551	721,262	204,698	827,802

Net change in contract owners’ equity	3,603,413	(9,367,875)	3,177,294	(1,335,492)	1,427,780	(2,376,276)	1,338,863	(1,041,429)
Contract owners’ equity beginning of period	15,167,786	24,535,661	5,422,292	6,757,784	4,468,665	6,844,941	2,911,717	3,953,146

Contract owners’ equity end of period	$18,771,199	15,167,786	8,599,586	5,422,292	5,896,445	4,468,665	4,250,580	2,911,717

CHANGES IN UNITS:
Beginning units	1,864,826	1,922,372	416,203	405,540	490,926	435,056	239,881	188,046
Units purchased	282,810	288,864	92,883	82,793	110,069	121,667	59,430	78,668
Units redeemed	(331,481)	(346,410)	(58,265)	(72,130)	(90,492)	(65,797)	(43,640)	(26,833)

Ending units	1,816,155	1,864,826	450,821	416,203	510,503	490,926	255,671	239,881

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMIC		WRMCG		WRMMP		WRMSP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	-	743	34,235	56,548	38,364	7,958
Realized gain (loss) on investments	(52,461)	6,550	(48,842)	(3,870)	-	-	(26,516)	(4,968)
Change in unrealized gain (loss) on investments	341,947	(593,857)	881,307	(909,862)	-	-	45,923	(87,885)
Reinvested capital gains	-	-	-	31,621	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	289,486	(587,307)	832,465	(881,368)	34,235	56,548	57,771	(84,895)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	195,233	228,633	464,418	537,081	1,047,129	7,492,385	136,634	179,794
Transfers between funds	40,915	19,777	20,733	214,298	(1,419,160)	(4,816,756)	(41,398)	(20,534)
Surrenders (note 6)	(52,812)	(33,016)	(49,063)	(8,024)	(873,004)	(139,239)	(50,464)	(9,977)
Death benefits (note 4)	-	-	(303)	-	(2,277)	(12,805)	-	-
Net policy repayments (loans) (note 5)	(14,558)	(14,708)	(34,328)	(34,609)	(32,014)	(157,588)	(15,146)	(3,100)
Deductions for surrender charges (note 2d)	(8,965)	(8,916)	(16,232)	(7,148)	(23,240)	(11,912)	(7,211)	(2,992)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,700)	(79,573)	(188,429)	(169,535)	(313,412)	(366,134)	(61,476)	(61,952)
Asset charges (note 3)	(4,039)	(4,423)	(9,889)	(8,898)	(15,554)	(15,131)	(3,241)	(3,211)
Adjustments to maintain reserves	16	(55)	20	(44)	101	44,858	20	(48)

Net equity transactions	78,090	107,719	186,927	523,121	(1,631,431)	2,017,678	(42,282)	77,980

Net change in contract owners’ equity	367,576	(479,588)	1,019,392	(358,247)	(1,597,196)	2,074,226	15,489	(6,915)
Contract owners’ equity beginning of period	680,823	1,160,411	1,708,295	2,066,542	3,717,996	1,643,770	720,096	727,011

Contract owners’ equity end of period	$1,048,399	680,823	2,727,687	1,708,295	2,120,800	3,717,996	735,585	720,096

CHANGES IN UNITS:
Beginning units	77,305	68,470	191,804	147,970	305,253	137,904	69,712	62,676
Units purchased	21,935	21,710	52,263	64,028	85,326	796,398	14,182	17,964
Units redeemed	(14,985)	(12,875)	(35,247)	(20,194)	(218,214)	(629,049)	(18,183)	(10,928)

Ending units	84,255	77,305	208,820	191,804	172,365	305,253	65,711	69,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRPAP		WRPCP		WRPMP		WRPMAP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$539	-	31	-	400	-	1,069	-
Realized gain (loss) on investments	8,655	(926)	(1,265)	(6)	(1,922)	(889)	(22,006)	(6,047)
Change in unrealized gain (loss) on investments	28,653	(1,935)	5,716	(201)	62,095	(11,842)	103,469	(29,876)
Reinvested capital gains	1,228	-	55	-	739	-	1,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,075	(2,861)	4,537	(207)	61,312	(12,731)	84,448	(35,923)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,112	8,120	15,606	352	63,680	8,435	122,695	43,068
Transfers between funds	246,284	51,323	18,906	6,546	565,574	110,475	138,614	335,071
Surrenders (note 6)	(3)	(1)	-	-	(56,555)	-	-	(8,367)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	12	(2,860)	(4,397)	(34)
Deductions for surrender charges (note 2d)	(96)	(47)	-	-	(4,796)	-	(12)	(2,931)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,347)	(6,422)	(4,191)	(122)	(40,313)	(4,536)	(54,435)	(10,508)
Asset charges (note 3)	(925)	(70)	(177)	(7)	(1,478)	(158)	(2,366)	(519)
Adjustments to maintain reserves	5	(4)	3	(4)	6	(5)	217	(8)

Net equity transactions	280,030	52,899	30,147	6,765	526,130	111,351	200,316	355,772

Net change in contract owners’ equity	319,105	50,038	34,684	6,558	587,442	98,620	284,764	319,849
Contract owners’ equity beginning of period	50,038	-	6,558	-	98,620	-	319,849	-

Contract owners’ equity end of period	$369,143	50,038	41,242	6,558	686,062	98,620	604,613	319,849

CHANGES IN UNITS:
Beginning units	6,816	-	756	-	12,323	-	41,711	-
Units purchased	38,229	7,680	3,928	771	71,913	13,207	31,158	44,589
Units redeemed	(4,269)	(864)	(475)	(15)	(11,558)	(884)	(7,547)	(2,878)

Ending units	40,776	6,816	4,209	756	72,678	12,323	65,322	41,711

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRPMCP		WRRESP		WRSTP		WRSCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$113	-	42,437	12,391	-	-	35,295	-
Realized gain (loss) on investments	495	(20)	(295,346)	(92,195)	282,083	289,060	60,756	110,574
Change in unrealized gain (loss) on investments	13,625	189	597,434	(778,552)	3,440,216	(5,968,427)	2,519,387	(5,215,496)
Reinvested capital gains	240	-	-	35,807	775,734	390,172	-	159,191

Net increase (decrease) in contract owners’ equity resulting from operations	14,473	169	344,525	(822,549)	4,498,033	(5,289,195)	2,615,438	(4,945,731)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,683	686	420,687	574,832	1,889,167	2,179,493	1,300,921	1,532,911
Transfers between funds	42,702	39,650	(150,569)	52,892	(191,496)	(45,192)	(54,777)	(260,710)
Surrenders (note 6)	-	-	(81,723)	(62,400)	(692,074)	(535,826)	(508,700)	(395,610)
Death benefits (note 4)	-	-	(318)	-	(177)	(27,608)	(2,980)	(48,308)
Net policy repayments (loans) (note 5)	-	-	(12,461)	(5,278)	(173,304)	(149,413)	(72,160)	(89,853)
Deductions for surrender charges (note 2d)	-	-	(15,567)	(14,843)	(89,374)	(84,640)	(60,568)	(52,637)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,690)	(703)	(153,391)	(181,161)	(949,196)	(941,337)	(631,860)	(648,988)
Asset charges (note 3)	(496)	(38)	(7,025)	(8,910)	(61,130)	(65,050)	(42,139)	(47,598)
Adjustments to maintain reserves	14	(14)	27	(2,408)	36	(4,764)	9	(51)

Net equity transactions	46,213	39,581	(340)	352,724	(267,548)	325,663	(72,254)	(10,844)

Net change in contract owners’ equity	60,686	39,750	344,185	(469,825)	4,230,485	(4,963,532)	2,543,184	(4,956,575)
Contract owners’ equity beginning of period	39,750	-	1,430,033	1,899,858	10,482,836	15,446,368	7,635,581	12,592,156

Contract owners’ equity end of period	$100,436	39,750	1,774,218	1,430,033	14,713,321	10,482,836	10,178,765	7,635,581

CHANGES IN UNITS:
Beginning units	4,759	-	139,263	118,346	1,022,358	995,918	776,562	778,954
Units purchased	6,952	4,851	47,329	47,382	166,144	200,495	132,400	136,380
Units redeemed	(1,266)	(92)	(46,827)	(26,465)	(190,909)	(174,055)	(140,558)	(138,772)

Ending units	10,445	4,759	139,765	139,263	997,593	1,022,358	768,404	776,562

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSCV		WRVP

	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	4,404	127,761	18,949
Realized gain (loss) on investments	(148,747)	(42,295)	(24,949)	134,795
Change in unrealized gain (loss) on investments	701,666	(566,382)	1,491,655	(3,199,475)
Reinvested capital gains	-	42,824	-	59,355

Net increase (decrease) in contract owners’ equity resulting from operations	552,919	(561,449)	1,594,467	(2,986,376)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	376,450	400,503	952,119	1,080,271
Transfers between funds	(95,418)	300,687	(182,809)	(243,269)
Surrenders (note 6)	(93,624)	(56,429)	(245,519)	(280,436)
Death benefits (note 4)	(156)	-	(744)	(800)
Net policy repayments (loans) (note 5)	(19,005)	(12,053)	(89,174)	(90,331)
Deductions for surrender charges (note 2d)	(10,685)	(10,613)	(30,502)	(38,952)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(164,395)	(147,874)	(451,992)	(480,322)
Asset charges (note 3)	(9,389)	(8,736)	(29,927)	(34,405)
Adjustments to maintain reserves	34	(49)	29	(64)

Net equity transactions	(16,188)	465,436	(78,519)	(88,308)

Net change in contract owners’ equity	536,731	(96,013)	1,515,948	(3,074,684)
Contract owners’ equity beginning of period	1,841,915	1,937,928	5,863,656	8,938,340

Contract owners’ equity end of period	$2,378,646	1,841,915	7,379,604	5,863,656

CHANGES IN UNITS:
Beginning units	170,721	132,684	557,298	562,272
Units purchased	33,753	56,710	92,724	98,058
Units redeemed	(33,763)	(18,673)	(96,193)	(103,032)

Ending units	170,711	170,721	553,829	557,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

At December 31, 2009, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $950,117 and $1,318,815, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a Specified Amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $1,553,159 and $1,246,505, respectively, and total transfers from the Account to the fixed account were $4,567,736 and $3,639,982, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$154,441,838	0	$154,441,838

Accounts Payable of $73 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$6,030,379	$1,130,389
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	456,095	327,765
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	1,148,425	1,314,285
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	811,797	1,144,332
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	663,062	629,243
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	425,352	518,058
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	1,357,065	950,509
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	1,368,643	1,079,050
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	1,750,858	693,204
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	752,166	360,903
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	958,497	685,811
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	203,555	177,943
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	415,303	277,238
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	1,502,006	3,099,754
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	159,675	190,130
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	365,494	75,047
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	112,538	83,574
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	618,776	93,435
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	316,964	135,673
WRPMCP (WRPMCP)	55,089	8,042
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	323,497	576,759
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	1,689,087	898,834
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	652,561	628,770
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	288,716	453,666
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	597,094	572,813

Total	$23,022,694	$16,105,227

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	1,273,678	$24.365072	$31,033,256	0.37%	25.05%
2008	0.00%	1,194,768	19.485036	23,280,098	0.44%	-25.79%
2007	0.00%	1,124,176	26.258105	29,518,731	0.72%	44.11%
2006	0.00%	949,996	18.220578	17,309,476	0.38%	20.15%
2005	0.00%	792,586	15.165132	12,019,671	0.98%	24.27%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.00%	450,307	13.599646	6,124,016	2.00%	13.23%
2008	0.00%	458,921	12.011125	5,512,157	0.11%	-21.00%
2007	0.00%	447,252	15.203256	6,799,687	1.43%	13.67%
2006	0.00%	444,334	13.375394	5,943,142	1.43%	11.21%
2005	0.00%	457,136	12.027106	5,498,023	1.30%	5.01%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.00%	560,116	15.611508	8,744,255	3.85%	7.16%
2008	0.00%	587,907	14.567948	8,564,599	0.10%	0.31%
2007	0.00%	542,976	14.522699	7,885,477	4.70%	5.67%
2006	0.00%	371,000	13.743617	5,098,882	4.70%	4.24%
2005	0.00%	343,498	13.184169	4,528,736	4.69%	1.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.00%	1,448,890	10.309713	14,937,640	1.00%	24.02%
2008	0.00%	1,498,057	8.312827	12,453,089	0.19%	-34.77%
2007	0.00%	1,466,892	12.743751	18,693,706	0.65%	14.03%
2006	0.00%	1,429,256	11.176032	15,973,411	0.91%	16.99%
2005	0.00%	1,408,452	9.553301	13,455,366	0.35%	9.01%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.00%	300,580	12.703422	3,818,395	0.97%	17.88%
2008	0.00%	293,626	10.776266	3,164,192	0.09%	-35.91%
2007	0.00%	215,972	16.815229	3,631,619	1.06%	16.72%
2006	0.00%	139,064	14.407005	2,003,496	1.68%	15.91%
2005	0.00%	74,902	12.429138	930,967	1.57%	13.03%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.00%	127,417	10.666656	1,359,113	0.00%	40.48%
2008	0.00%	122,135	7.592901	927,360	0.11%	-46.15%
2007	0.00%	60,804	14.099137	857,284	0.56%	51.30%
2006	0.00%	20,580	9.318860	191,782	0.81%	-6.81%	5/1/2006
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.00%	406,222	14.890278	6,048,759	0.00%	73.64%
2008	0.00%	339,047	8.575270	2,907,419	1.56%	-61.46%
2007	0.00%	245,536	22.250106	5,463,202	0.03%	43.50%
2006	0.00%	160,974	15.505001	2,495,902	0.48%	25.49%
2005	0.00%	45,800	12.355299	565,873	0.00%	23.55%	6/1/2005
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.00%	1,816,155	10.335681	18,771,199	0.37%	27.07%
2008	0.00%	1,864,826	8.133620	15,167,786	0.00%	-36.27%
2007	0.00%	1,922,372	12.763222	24,535,661	0.00%	25.81%
2006	0.00%	1,949,096	10.144681	19,772,957	0.00%	5.04%
2005	0.00%	1,915,708	9.658183	18,502,258	0.00%	11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.00%	450,821	19.075390	8,599,586	8.91%	46.42%
2008	0.00%	416,203	13.027998	5,422,292	0.67%	-21.82%
2007	0.00%	405,540	16.663667	6,757,784	8.22%	3.86%
2006	0.00%	344,698	16.044215	5,530,409	7.63%	10.26%
2005	0.00%	314,526	14.550714	4,576,578	8.07%	2.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.00%	510,503	$11.550265	$5,896,445	1.51%	26.89%
2008	0.00%	490,926	9.102522	4,468,665	0.27%	-42.15%
2007	0.00%	435,056	15.733472	6,844,941	0.63%	21.29%
2006	0.00%	368,214	12.971313	4,776,219	0.64%	20.99%
2005	0.00%	349,502	10.721355	3,747,135	2.42%	16.47%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.00%	255,671	16.625196	4,250,580	3.38%	36.97%
2008	0.00%	239,881	12.138174	2,911,717	0.58%	-42.26%
2007	0.00%	188,046	21.022230	3,953,146	1.79%	9.88%
2006	0.00%	135,698	19.132236	2,596,206	2.37%	29.62%
2005	0.00%	87,390	14.760810	1,289,947	2.95%	11.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.00%	84,255	12.443171	1,048,399	0.00%	41.29%
2008	0.00%	77,305	8.806965	680,823	0.00%	-48.03%
2007	0.00%	68,470	16.947723	1,160,411	0.00%	6.49%
2006	0.00%	62,844	15.915113	1,000,169	0.00%	12.26%
2005	0.00%	38,126	14.176497	540,493	0.00%	20.87%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.00%	208,820	13.062384	2,727,687	0.00%	46.66%
2008	0.00%	191,804	8.906463	1,708,295	0.04%	-36.23%
2007	0.00%	147,970	13.965952	2,066,542	0.02%	12.62%
2006	0.00%	82,972	12.401416	1,028,970	0.56%	8.56%
2005	0.00%	25,918	11.423889	296,084	0.00%	14.24%	6/1/2005
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	172,365	12.304120	2,120,800	1.08%	1.02%
2008	0.00%	305,253	12.180048	3,717,996	2.07%	2.18%
2007	0.00%	137,904	11.919671	1,643,770	4.47%	4.62%
2006	0.00%	156,676	11.393726	1,785,123	4.17%	4.32%
2005	0.00%	145,160	10.922141	1,585,458	2.53%	2.49%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	65,711	11.194246	735,585	5.33%	8.37%
2008	0.00%	69,712	10.329575	720,096	1.08%	-10.95%
2007	0.00%	62,676	11.599517	727,011	3.59%	3.40%
2006	0.00%	52,984	11.217790	594,363	5.55%	4.77%
2005	0.00%	37,434	10.706622	400,792	7.09%	2.00%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2009	0.00%	40,776	9.052939	369,143	0.31%	23.32%
2008	0.00%	6,816	7.341195	50,038	0.00%	-26.59%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2009	0.00%	4,209	9.798581	41,242	0.09%	12.95%
2008	0.00%	756	8.674899	6,558	0.00%	-13.25%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	72,678	9.439750	686,062	0.12%	17.95%
2008	0.00%	12,323	8.002916	98,620	0.00%	-19.97%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2009	0.00%	65,322	9.255891	604,613	0.25%	20.70%
2008	0.00%	41,711	7.668205	319,849	0.00%	-23.32%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2009	0.00%	10,445	9.615664	100,436	0.14%	15.12%
2008	0.00%	4,759	8.352486	39,750	0.00%	-16.48%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.00%	139,765	12.694296	1,774,218	2.76%	23.62%
2008	0.00%	139,263	10.268574	1,430,033	0.65%	-36.03%
2007	0.00%	118,346	16.053419	1,899,858	0.60%	-16.07%
2006	0.00%	90,590	19.126109	1,732,634	0.97%	30.08%
2005	0.00%	50,880	14.702801	748,079	2.31%	10.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.00%	997,593	$14.748821	$14,713,321	0.00%	43.84%
2008	0.00%	1,022,358	10.253587	10,482,836	0.00%	-33.89%
2007	0.00%	995,918	15.509679	15,446,368	0.00%	24.37%
2006	0.00%	954,284	12.470902	11,900,782	0.00%	7.87%
2005	0.00%	874,698	11.560759	10,112,173	0.00%	17.24%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.00%	768,404	13.246632	10,178,765	0.42%	34.72%
2008	0.00%	776,562	9.832546	7,635,581	0.00%	-39.18%
2007	0.00%	778,954	16.165468	12,592,156	0.00%	13.52%
2006	0.00%	776,382	14.240650	11,056,184	0.00%	5.05%
2005	0.00%	767,544	13.555564	10,404,492	0.00%	12.88%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.00%	170,711	13.933760	2,378,646	0.00%	29.15%
2008	0.00%	170,721	10.789038	1,841,915	0.23%	-26.13%
2007	0.00%	132,684	14.605591	1,937,928	0.01%	-4.13%
2006	0.00%	114,326	15.234712	1,741,724	0.17%	16.84%
2005	0.00%	85,404	13.038481	1,113,538	0.00%	4.15%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.00%	553,829	13.324698	7,379,604	2.05%	26.64%
2008	0.00%	557,298	10.521580	5,863,656	0.25%	-33.81%
2007	0.00%	562,272	15.896826	8,938,340	0.94%	1.90%
2006	0.00%	577,038	15.600969	9,002,352	1.19%	16.88%
2005	0.00%	547,120	13.347788	7,302,842	1.51%	4.42%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.00%	123,102	12.947999	1,593,925	3.83%	3.96%
2005	0.00%	111,282	12.454645	1,385,978	3.84%	1.68%

2009	Contract owners equity:				$154,441,765
2008	Contract owners equity:				$119,375,420
2007	Contract owners equity:				$161,353,622
2006	Contract owners equity:				$123,128,108
2005	Contract owners equity:				$99,004,483
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010